Quarterly Report
September 30, 2024
MFS®  International Equity Fund
IIE-Q1

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace & Defense – 2.1%
MTU Aero Engines Holding AG	483,927	$150,831,335
Rolls-Royce Holdings PLC (a)	48,692,950	343,207,409
		$494,038,744
Airlines – 1.4%
Ryanair Holdings PLC, ADR	7,271,580	$328,529,984
Alcoholic Beverages – 3.5%
Carlsberg Group	2,431,947	$289,659,739
Diageo PLC	6,929,130	241,139,326
Pernod Ricard S.A.	1,918,507	289,585,471
		$820,384,536
Apparel Manufacturers – 3.8%
Compagnie Financiere Richemont S.A.	2,794,757	$441,824,879
LVMH Moet Hennessy Louis Vuitton SE	596,618	457,250,288
		$899,075,167
Automotive – 2.2%
Compagnie Generale des Etablissements Michelin	5,507,953	$223,542,746
DENSO Corp.	19,751,600	294,002,120
		$517,544,866
Brokerage & Asset Managers – 3.4%
Deutsche Boerse AG	1,976,224	$463,504,970
London Stock Exchange Group PLC	2,404,836	328,587,870
		$792,092,840
Business Services – 4.9%
Compass Group PLC	16,756,298	$536,311,843
Experian PLC	9,298,589	488,692,036
Tata Consultancy Services Ltd.	2,591,165	132,226,020
		$1,157,229,899
Computer Software – 4.4%
Check Point Software Technologies Ltd. (a)	1,267,250	$244,338,472
Dassault Systemes SE	3,831,626	151,968,167
SAP SE	2,813,212	640,084,106
		$1,036,390,745
Computer Software - Systems – 8.4%
Amadeus IT Group S.A.	3,592,466	$259,612,063
Capgemini	2,191,366	473,105,932
Hitachi Ltd.	26,781,300	707,527,130
Samsung Electronics Co. Ltd.	4,151,581	196,765,639
Sony Group Corp.	17,683,100	343,431,189
		$1,980,441,953
Construction – 1.5%
Compagnie de Saint-Gobain S.A.	3,757,824	$341,836,540
Consumer Products – 2.4%
Beiersdorf AG	2,868,667	$431,568,639
Kose Corp.	1,970,400	127,667,336
		$559,235,975

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 5.0%
Legrand S.A.	1,924,461	$221,290,682
Mitsubishi Electric Corp.	16,806,100	270,843,970
Schneider Electric SE	2,611,160	686,541,932
		$1,178,676,584
Electronics – 3.3%
Hoya Corp.	977,500	$135,355,583
Kyocera Corp.	16,293,600	189,050,290
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,544,341	441,875,702
		$766,281,575
Energy - Integrated – 2.6%
Eni S.p.A. (l)	16,123,594	$245,564,244
Galp Energia SGPS S.A., “B”	9,272,564	173,405,477
Suncor Energy, Inc.	5,375,513	198,414,440
		$617,384,161
Food & Beverages – 2.3%
Nestle S.A.	5,455,605	$547,655,463
Food & Drug Stores – 1.9%
Seven & I Holdings Co. Ltd.	14,626,300	$218,491,328
Tesco PLC	48,160,928	230,962,456
		$449,453,784
Insurance – 4.6%
AIA Group Ltd.	42,450,289	$375,379,411
Intact Financial Corp.	956,516	183,672,007
Prudential PLC	14,084,828	130,798,117
Zurich Insurance Group AG	653,041	393,360,078
		$1,083,209,613
Leisure & Toys – 2.1%
NetEase, Inc.	10,685,300	$199,710,596
Tencent Holdings Ltd.	5,323,800	298,094,925
		$497,805,521
Machinery & Tools – 2.1%
Daikin Industries Ltd.	2,342,100	$328,875,633
SMC Corp.	373,200	166,065,559
		$494,941,192
Major Banks – 5.8%
DBS Group Holdings Ltd.	10,720,726	$318,400,691
ING Groep N.V.	22,532,533	408,185,918
Toronto-Dominion Bank	3,560,337	225,132,182
UBS Group AG	13,659,487	420,589,864
		$1,372,308,655
Medical Equipment – 5.3%
EssilorLuxottica	1,550,142	$366,849,925
Olympus Corp.	14,280,000	271,028,465
Qiagen N.V.	4,438,569	199,953,896
Sonova Holding AG	572,648	205,553,804
Terumo Corp.	10,810,000	203,906,302
		$1,247,292,392
Metals & Mining – 0.8%
Rio Tinto PLC	2,667,172	$188,955,748

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 1.4%
ENGIE S.A.	18,329,766	$316,564,632
Other Banks & Diversified Financials – 5.9%
AIB Group PLC	34,549,690	$197,871,490
Edenred	5,146,580	194,897,706
HDFC Bank Ltd.	16,266,055	336,686,554
Intesa Sanpaolo S.p.A.	89,307,906	381,497,754
Julius Baer Group Ltd.	2,001,801	120,389,521
KBC Group N.V.	1,913,354	152,113,888
		$1,383,456,913
Pharmaceuticals – 8.0%
Merck KGaA	2,104,932	$370,210,599
Novartis AG	4,044,261	464,228,695
Novo Nordisk A.S., “B”	4,205,582	494,127,859
Roche Holding AG	1,692,771	541,222,701
		$1,869,789,854
Printing & Publishing – 1.8%
RELX PLC	9,204,322	$431,807,655
Railroad & Shipping – 1.2%
Canadian National Railway Co.	2,301,724	$269,646,967
Specialty Chemicals – 5.9%
Air Liquide S.A.	3,480,207	$671,207,927
Linde PLC	530,290	252,874,089
Shin-Etsu Chemical Co. Ltd.	6,753,700	282,487,166
Sika AG	559,402	185,134,401
		$1,391,703,583
Specialty Stores – 0.8%
ZOZO, Inc. (l)	4,953,600	$179,704,786
Total Common Stocks		$23,213,440,327
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 5.07% (v)	348,019,069	$348,123,474

Other Assets, Less Liabilities – (0.3)%		(67,438,995)
Net Assets – 100.0%		$23,494,124,806
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $348,123,474 and $23,213,440,327, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$4,394,641,948	$—	$—	$4,394,641,948
Japan	398,196,114	3,320,240,743	—	3,718,436,857
Switzerland	3,319,959,406	—	—	3,319,959,406
United Kingdom	2,920,462,460	—	—	2,920,462,460
Germany	2,256,153,545	—	—	2,256,153,545
Canada	876,865,596	—	—	876,865,596
Denmark	783,787,598	—	—	783,787,598
Italy	627,061,998	—	—	627,061,998
Ireland	526,401,474	—	—	526,401,474
Other Countries	1,932,405,609	1,857,263,836	—	3,789,669,445
Mutual Funds	348,123,474	—	—	348,123,474
Total	$18,384,059,222	$5,177,504,579	$—	$23,561,563,801
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At September 30, 2024, the value of securities loaned was $247,296,089. These loans were collateralized by U.S. Treasury Obligations (held by the custodian or a triparty custodian) of $264,979,278.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$293,041,178	$1,054,175,596	$999,137,871	$3,364	$41,207	$348,123,474
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,781,932	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2024, are as follows:
France	18.7%
Japan	15.8%
Switzerland	14.1%
United Kingdom	12.4%
Germany	9.6%
Canada	3.7%
Denmark	3.3%
Italy	2.7%
United States	2.3%
Other Countries	17.4%